PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Maturity of future benefit payments (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	R$ 29,183,354
2018/Falling due within one year/Up to 1 year
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	201,385
2019/From 1 to 2 years
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	209,668
2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	218,298
2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	228,410
2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	237,814
2023 onwards/Over five years
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	28,087,779
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	6,184,178
Post-retirement pension plans | 2018/Falling due within one year/Up to 1 year
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	162,546
Post-retirement pension plans | 2019/From 1 to 2 years
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	166,989
Post-retirement pension plans | 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	171,275
Post-retirement pension plans | 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	176,423
Post-retirement pension plans | 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	180,505
Post-retirement pension plans | 2023 onwards/Over five years
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	5,326,440
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	22,999,176
Post-retirement health plans | 2018/Falling due within one year/Up to 1 year
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	38,839
Post-retirement health plans | 2019/From 1 to 2 years
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	42,679
Post-retirement health plans | 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	47,023
Post-retirement health plans | 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	51,987
Post-retirement health plans | 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	57,309
Post-retirement health plans | 2023 onwards/Over five years
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Total	R$ 22,761,339